Fees Summary	Mar. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,988,400
Previously Paid Amount	0.00
Total Fee Amount	2,294.72
Total Offset Amount	0.00
Net Fee	2,294.72
Narrative - Max Aggregate Offering Price	$ 14,988,400
Final Prospectus	true